FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Concentration of Financial Instruments Exposed to Credit Risk by Geographical Areas (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 245,886,255	S/ 228,538,857
Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		204,866,649	189,938,486
Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		13,487,992	13,020,681
United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		12,191,869	10,801,021
Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		5,572,817	6,428,143
Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,152,350	2,530,577
Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,909,755	301,564
Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		707,033	606,041
Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		633,625	461,532
Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		263,461	154,103
United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		451,272	384,942
France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		250,611	315,004
Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		248,942	236,581
Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		88,212	624,696
Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		49,590	36,992
Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		35,742	42,359
Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		345,408	460,531
Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,630,927	2,195,604
Financial Assets at Amortized Cost [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		199,190,749	184,713,661
Financial Assets at Amortized Cost [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		175,089,699	163,235,790
Financial Assets at Amortized Cost [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		11,850,504	11,609,164
Financial Assets at Amortized Cost [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,228,496	2,464,455
Financial Assets at Amortized Cost [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,560,497	3,939,155
Financial Assets at Amortized Cost [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,224,616	1,629,984
Financial Assets at Amortized Cost [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,632,544	121,301
Financial Assets at Amortized Cost [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		183,334	195,420
Financial Assets at Amortized Cost [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		359,932	389,002
Financial Assets at Amortized Cost [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		108,618	29,760
Financial Assets at Amortized Cost [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		10,498	53,576
Financial Assets at Amortized Cost [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		17,305	9,569
Financial Assets at Amortized Cost [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		6,755	14,721
Financial Assets at Amortized Cost [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,474	7,020
Financial Assets at Amortized Cost [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,616	166
Financial Assets at Amortized Cost [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		728	2,247
Financial Assets at Amortized Cost [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		190,632	293,096
Financial Assets at Amortized Cost [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		717,501	719,235
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	5,620,134	5,970,324
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,893,544	1,601,757
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	835,594	550,271
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	757,151	736,813
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	1,218,708	1,692,862
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	300,827	310,247
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	9,037	11,837
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	55,729	14,040
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	43,748	4,166
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	5,608	31,772
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	191,072	64,738
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	113,112	168,648
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	13,561	23,356
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	77,777	617,676
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	4,705
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	79,762	74,709
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	24,904	62,727
At Fair Value Through Profit for Loss Designated at Inception [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		932,734	810,932
At Fair Value Through Profit for Loss Designated at Inception [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,593	1,333
At Fair Value Through Profit for Loss Designated at Inception [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		845,577	339,619
At Fair Value Through Profit for Loss Designated at Inception [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		83,564	469,980
At Fair Value Through Other Comprehensive Income Investments [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	40,142,638	37,043,940
At Fair Value Through Other Comprehensive Income Investments [Member] | Peru [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	27,879,813	25,099,606
At Fair Value Through Other Comprehensive Income Investments [Member] | Bolivia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	801,894	861,246
At Fair Value Through Other Comprehensive Income Investments [Member] | United States of America [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	7,360,645	7,260,134
At Fair Value Through Other Comprehensive Income Investments [Member] | Colombia [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	793,612	796,126
At Fair Value Through Other Comprehensive Income Investments [Member] | Chile [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	626,907	590,346
At Fair Value Through Other Comprehensive Income Investments [Member] | Brazil [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	268,174	168,426
At Fair Value Through Other Comprehensive Income Investments [Member] | Mexico [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	467,970	396,581
At Fair Value Through Other Comprehensive Income Investments [Member] | Panama [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	229,945	68,364
At Fair Value Through Other Comprehensive Income Investments [Member] | Canada [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	149,235	92,571
At Fair Value Through Other Comprehensive Income Investments [Member] | United Kingdom [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	249,702	266,628
At Fair Value Through Other Comprehensive Income Investments [Member] | France [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	120,194	136,787
At Fair Value Through Other Comprehensive Income Investments [Member] | Spain [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	228,626	198,504
At Fair Value Through Other Comprehensive Income Investments [Member] | Luxembourg [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	2,961	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Switzerland [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	47,974	32,121
At Fair Value Through Other Comprehensive Income Investments [Member] | Netherlands [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	35,014	40,112
At Fair Value Through Other Comprehensive Income Investments [Member] | Other in Europe [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	75,014	92,726
At Fair Value Through Other Comprehensive Income Investments [Member] | Other [Member]
Concentration of financial instruments exposed to credit risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	S/ 804,958	S/ 943,662

[1]	It includes non-trading investments that did not pass SPPI test.
[2]	OCI: Other comprehensive income.